SCHWAB STRATEGIC TRUST

Schwab International Equity ETFs

Schwab International Small-Cap Equity ETF™

Schwab Emerging Markets Equity ETF™

Supplement dated March 5, 2014 to the

Prospectus dated December 27, 2013

This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

Effective March 5, 2014, the management fees of Schwab International Small-Cap Equity ETF and Schwab Emerging Markets Equity ETF have been reduced, as follows:

	Current Management Fee	New Management Fee
Schwab International Small-Cap Equity ETF	0.20%	0.19%
Schwab Emerging Markets Equity ETF	0.15%	0.14%

Accordingly, the following changes to the Prospectus are effective March 5, 2014:

1. Schwab International Small-Cap Equity ETF

The “Annual fund operating expenses” and “Expenses on a $10,000 investment” tables under the “Fund fees and expenses” section on page 4 of the Prospectus are deleted and replaced in their entirety with the following:

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.19
Other expenses	None
Total annual fund operating expenses	0.19

Expenses on a $10,000 investment

1 year	3 years	5 years	10 years
$19	$61	$107	$243

2. Schwab Emerging Markets Equity ETF

The “Annual fund operating expenses” and “Expenses on a $10,000 investment” tables under the “Fund fees and expenses” section on page 7 of the Prospectus are deleted and replaced in their entirety with the following:

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.14
Other expenses	None
Total annual fund operating expenses	0.14

Expenses on a $10,000 investment

1 year	3 years	5 years	10 years
$14	$45	$79	$179